Financial Instruments and Risk Management - Foreign Currency Sensitivity Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 0	$ 0
New credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 470,400,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage	1.00%
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net earnings	$ 0
Reasonably possible increase in risk variable, impact on other comprehensive income	1,100,000
Reasonably possible decrease in risk variable, impact on net earnings	0
Reasonably possible decrease in risk variable, impact on other comprehensive income	(1,000,000.0)
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net earnings	(100,000)
Reasonably possible increase in risk variable, impact on other comprehensive income	(100,000)
Reasonably possible decrease in risk variable, impact on net earnings	100,000
Reasonably possible decrease in risk variable, impact on other comprehensive income	100,000
Currency risk | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net earnings	(100,000)
Reasonably possible increase in risk variable, impact on other comprehensive income	700,000
Reasonably possible decrease in risk variable, impact on net earnings	100,000
Reasonably possible decrease in risk variable, impact on other comprehensive income	(700,000)
Currency risk | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net earnings	(200,000)
Reasonably possible increase in risk variable, impact on other comprehensive income	400,000
Reasonably possible decrease in risk variable, impact on net earnings	200,000
Reasonably possible decrease in risk variable, impact on other comprehensive income	$ (300,000)